Note 8 - Liability for Equity-Linked Financial Instruments (Details) - Schedule of Original Valuations, Annual Gain/(Loss) and End of Year Valuations - USD ($)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Class of Warrant or Right [Line Items]
Initial Value	$ 31,506	$ 31,332	$ 25,553	$ 12,698	$ 39,743	$ 169,854	$ 790,596						$ 702,205	$ 479,910
Annual Gain (Loss)				617	(738)	20,847	(369,642)							(390,368)
Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Initial Value				12,081	40,481	149,007	1,071,847						$ 1,071,847	870,278
Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Annual Gain (Loss)	20,891	30,740	25,014	12,053	40,419	147,403	1,145,292					$ 1,145,292		868,772
Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Initial Value	10,615	592	539	28	62	1,604	14,946							1,506
Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Annual Gain (Loss)	(44,160)	(6,122)	(5,570)	(724)	(1,562)	(4,689)	(151,117)				$ (151,117)			(88,290)
Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Initial Value	54,775	6,714	6,109	752	1,624	6,293	166,063							89,796
Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Annual Gain (Loss)	1,338	6,083	3,701	415	910	$ 6,293	(3,116)			$ (3,116)				(21,856)
Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Initial Value	53,437	631	2,408	337	714		169,179							111,652
Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Annual Gain (Loss)	$ 53,437	$ 631	$ 2,408	$ 337	$ 714		157,580		$ 157,580					100,053
Value At 2013 [Member]
Class of Warrant or Right [Line Items]
Initial Value							11,599							11,599
Gain Loss 2014 [Member]
Class of Warrant or Right [Line Items]
Annual Gain (Loss)							$ 11,599	$ 11,599						$ 11,599